Putnam Managed Municipal Income Trust
The fund's portfolio
7/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
G.O. Bonds — General Obligation Bonds
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (134.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.1%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$547,512
stepped-coupon zero % (7.750%, 10/1/23), 10/1/46(STP)	BBB	3,950,000	4,032,936
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,290,861
5.00%, 9/15/33	AA	275,000	304,281

			7,175,590
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,000,000	4,800,265
Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, Class 1, 4.00%, 6/1/50	BBB+	800,000	759,983

			5,560,248
Arizona (4.1%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	507,369
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	447,565
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,390,370
5.00%, 2/15/38	BBB	500,000	520,776
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	700,000	651,518
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	760,384
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.625%, 9/1/42 (Prerefunded 9/1/22)	BB	315,000	316,075
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,722,246
(Choice Academies, Inc.), 4.875%, 9/1/22 (Escrowed to maturity)	BB	145,000	145,408
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	251,402
5.00%, 7/1/35	BB	900,000	911,145
Ser. A, 5.00%, 7/1/35	BB	600,000	607,430
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,267,601
5.00%, 12/1/32	A3	570,000	631,779
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	210,118
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	211,020
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,000,383
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	505,038

			14,057,627
Arkansas (0.8%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	632,546
4.00%, 12/1/44	A	610,000	608,316
4.00%, 12/1/39	A	585,000	592,549
4.00%, 12/1/37	A	805,000	819,368

			2,652,779
California (11.4%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	475,000	440,299
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	2,460,000	2,028,563
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,691,665	1,637,861
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	728,393
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	465,000	476,540
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,470,000	332,523
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB+	665,000	664,988
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,142,034
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,002,972
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,570,000	1,223,645
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	1,500,000	1,274,047
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,000,000	1,515,072
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,000,000	810,142
(Anaheim), 4.00%, 8/1/56	BB/P	2,725,000	2,329,486
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,125,000	856,484
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	945,000	844,077
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	20,675,000	2,641,409
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	1,207,743
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	434,002
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37 (Prerefunded 9/1/22)	BBB-/P	350,000	351,037
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/41(T)	Aa3	6,000,000	6,882,420
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	663,546
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 4.00%, 5/1/52	A1	1,000,000	969,782
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	484,766
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	587,801
zero %, 8/1/38	BBB/P	2,000,000	793,461
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A
4.00%, 1/15/45	A	400,000	399,881
4.00%, 1/15/44	A	100,000	100,166
4.00%, 1/15/42	A	500,000	503,504
4.00%, 1/15/41	A	500,000	504,933
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	4,000,000	3,842,741
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	785,000	787,537
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	2,720,000	479,672

			38,941,527
Colorado (2.4%)
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	454,733
4.00%, 5/1/51	Baa3	350,000	300,953
4.00%, 5/1/41	Baa3	175,000	159,955
4.00%, 5/1/36	Baa3	150,000	142,498
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	765,466
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,254,611
5.00%, 1/1/31	BB/P	500,000	505,131
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	240,796
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,650,807
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	840,322
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB-/P	1,000,000	872,432
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	507,235
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	393,589

			8,088,528
Connecticut (1.1%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/42	BBB+	2,130,000	2,075,535
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,573,558

			3,649,093
Delaware (1.0%)
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	1,051,503
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	724,473
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	1,000,000	1,009,052
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	497,842

			3,282,870
District of Columbia (5.4%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,539,361
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,286,703
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,295,943
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	958,079
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	1,500,000	1,545,949
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	714,302
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	404,122
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,726,177
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	A-	1,065,000	1,002,005
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	1,060,000	1,026,811
Metro. Washington DC, Arpt. Auth. Rev. Bonds Ser. A, 4.00%, 10/1/51(T)	AA-	7,200,000	7,144,416

			18,643,868
Florida (7.0%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	462,283
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	900,000	848,502
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	750,000	705,007
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	240,000	243,679
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/51	B+/P	1,000,000	787,499
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	502,638
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	370,000	379,037
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	632,915
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB+	365,000	367,017
(St. Leo U.), 5.00%, 3/1/44	BB+	1,370,000	1,384,480
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,372,926
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	724,205
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	845,000	854,234
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	935,671
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	221,822
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,277,755
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	574,581
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	626,727
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	497,171
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	1,690,000	1,741,691
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	1,012,587
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,479,412
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	495,362
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	417,586
4.00%, 12/15/36	BB+/F	355,000	312,890
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,024,626
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	490,000	491,775
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	770,000	781,464
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	695,000	699,707
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,480,000	2,110,461

			23,965,710
Georgia (4.3%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	765,000	779,047
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	700,000	721,267
GA State Private College & U. Auth. Rev. Bonds, (Mercer U.), Ser. C, 5.25%, 10/1/30 (Prerefunded 10/1/22)	A3	750,000	754,718
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	1,480,000	1,359,924
5.00%, 1/1/36	BB-/P	850,000	846,631
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	3,591,449
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	2,000,000	2,091,299
4.50%, 7/1/63	A	2,250,000	2,295,396
Ser. A, 4.00%, 1/1/59	A2	2,000,000	1,919,150
Ser. A, 4.00%, 1/1/49	A2	500,000	488,098

			14,846,979
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34 (Prerefunded 10/1/22)	Baa2	200,000	201,110

			201,110
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.125%, 11/15/32	A+/F	400,000	403,354

			403,354
Idaho (0.6%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 4.00%, 3/1/38	A	2,000,000	2,023,458

			2,023,458
Illinois (13.9%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	1,000,000	1,071,232
Ser. A, 5.00%, 1/1/40	BBB+	2,000,000	2,102,887
Ser. A, 5.00%, 1/1/30	BBB+	1,800,000	1,957,760
Ser. B, 4.00%, 1/1/38	BBB+	2,747,000	2,721,134
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	367,000	340,262
3.04%, 12/1/28	BBB/P	270,000	254,783
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,541,072
Ser. A, 5.00%, 12/1/47	BB	1,750,000	1,844,612
Ser. A, 5.00%, 12/1/38	BB	500,000	529,263
Ser. H, 5.00%, 12/1/36	BB	2,100,000	2,214,884
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A	700,000	752,266
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	543,627
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	283,000	283,046
IL State G.O. Bonds
Ser. A, 5.00%, 5/1/38	Baa1	1,000,000	1,060,750
Ser. B, 5.00%, 10/1/31	Baa1	2,000,000	2,175,525
5.00%, 2/1/29	Baa1	2,075,000	2,240,557
Ser. A, 5.00%, 12/1/28	Baa1	1,760,000	1,927,479
Ser. D, 5.00%, 11/1/28	Baa1	1,730,000	1,893,775
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	BB+/F	1,000,000	1,090,242
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	763,342
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	947,406
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	392,801
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	700,000	747,908
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	509,517
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	494,094
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,209,533
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	A-	3,000,000	3,118,319
4.00%, 6/15/52	A-	1,000,000	941,749
Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	A-	1,500,000	905,345
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA	1,000,000	1,107,812
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	707,234
5.00%, 4/1/31	AA	500,000	570,882
4.00%, 4/1/40	AA	610,000	611,524
4.00%, 4/1/39	AA	500,000	502,077
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,265,936
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	1,789,760
Ser. A, 4.00%, 1/1/39	AA-	1,750,000	1,754,854
Ser. A, 4.00%, 1/1/38	AA-	1,750,000	1,758,682

			47,643,931
Iowa (0.3%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	945,000	951,311

			951,311
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	496,262
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	405,000	391,235

			887,497
Kentucky (3.2%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	922,809
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	1,100,000	1,141,547
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	130,598
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	847,489
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	4,635,000	4,764,216
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,100,594

			10,907,253
Louisiana (1.8%)
LA Pub. Fac. Auth. Rev. Bonds, (U. of Tulane)
4.00%, 12/15/50	A+	730,000	700,867
4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	21,846
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	1,500,000	1,577,918
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,500,000	3,334,874
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	391,682

			6,027,192
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	500,000	513,748

			513,748
Maryland (1.9%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	549,000	574,100
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,272,139
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	511,449
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	662,186
4.00%, 9/1/40	B+/P	755,000	704,880
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,020,646
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	258,368
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,519,145

			6,522,913
Massachusetts (1.2%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,250,361
5.00%, 6/15/39	BB-/P	1,000,000	1,010,094
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	A/F	1,000,000	1,056,746
5.00%, 11/15/38	A/F	500,000	530,284
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	B/P	995,000	368,150

			4,215,635
Michigan (6.0%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba2	750,000	789,619
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	757,322
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	2,000,000	2,163,826
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	1,014,559
5.00%, 11/15/32	BBB-/F	1,250,000	1,293,874
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	426,297
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	600,000	627,272
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	2,125,000	2,097,396
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,150,000	2,187,740
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	940,376
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	508,512
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	3,576,000	3,654,314
4.00%, 5/1/50(T)	Aa1	4,023,000	4,099,920

			20,561,027
Minnesota (1.7%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	337,314
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	501,034
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,257,537
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48(FWC)	AAA	1,500,000	1,537,262
Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds, (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	500,019
5.25%, 9/1/27	B-/P	750,000	750,213
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,075,000	1,075,859

			5,959,238
Missouri (1.6%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), 4.00%, 3/1/41	BBB-	1,500,000	1,407,321
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	741,164
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,176,801

			5,325,286
Montana (1.0%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/34	AA-	1,500,000	1,753,780
5.00%, 8/15/32	AA-	1,365,000	1,626,913

			3,380,693
Nevada (1.1%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	415,000	426,851
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	625,000	637,762
5.00%, 6/1/31	B+/P	335,000	342,432
5.00%, 6/1/30	B+/P	220,000	225,104
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	225,000	228,945
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	650,000	509,434
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	225,000	231,134
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	640,000	596,535
4.00%, 6/1/39	BB-/P	440,000	423,795

			3,621,992
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,000,000	1,043,337
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	262,307
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,050,917
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default)(NON)	B-/P	750,000	300,000

			2,656,561
New Jersey (6.7%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,270,932
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	965,000	997,104
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	1,000,000	1,021,341
Ser. EEE, 5.00%, 6/15/48	A3	3,000,000	3,193,184
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,027,144
Ser. AAA, 5.00%, 6/15/36	A3	350,000	370,951
Ser. B, 5.00%, 11/1/26	A3	3,000,000	3,307,262
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,549,926
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,500,000	1,580,008
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Baa3	2,000,000	2,004,107
Ser. AA, 5.00%, 6/15/38	A3	1,800,000	1,941,024
Ser. AA, 5.00%, 6/15/37	A3	400,000	441,643
Ser. AA, 5.00%, 6/15/36	A3	475,000	526,273
Ser. A, 5.00%, 12/15/34	A3	2,600,000	2,835,532
Ser. A, 4.00%, 6/15/42	A3	1,000,000	1,006,016

			23,072,447
New Mexico (1.1%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A, 4.00%, 8/1/48	AA	3,400,000	3,295,042
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	488,854

			3,783,896
New York (10.6%)
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	3,010,631
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. B-1, 4.00%, 11/1/41(T)	Aa+	5,000,000	5,579,150
Ser. C-1, 4.00%, 5/1/39	AAA	2,000,000	2,061,456
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	1,700,000	1,714,081
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	AA+	10,845,000	11,812,699
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/46(T)	AA+	4,500,000	5,042,835
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B	225,000	216,029
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	765,686
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	1,250,000	1,302,534
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,075,000	4,737,899

			36,243,000
North Carolina (1.7%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BB/P	2,320,000	2,063,656
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	495,227
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,841,002
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	976,499
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37 (Prerefunded 9/1/24)	BB/P	500,000	532,554

			5,908,938
Ohio (3.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	1,280,000	1,279,997
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,568,287
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,208,051
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	Baa1	3,400,000	3,293,921
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	792,564
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,440,000	1,236,374
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	B+/F	900,000	905,902
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	150,946

			10,436,042
Oregon (0.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	350,000	350,953
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	562,634
5.00%, 11/1/34	A3	200,000	225,827
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Manor Oblig. Group), Ser. A, 5.00%, 11/15/56	BB-/P	400,000	351,491

			1,490,905
Pennsylvania (2.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,286,272
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	771,219
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	365,095
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	1,001,151
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	504,071
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,504,469
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	508,236
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	650,000	636,642
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,627,280
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	700,000	700,018
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	801,379

			9,705,832
Puerto Rico (1.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	2,000,000	1,808,134
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	4,700,000	4,752,505

			6,560,639
South Carolina (6.0%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	1,001,481
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,052,264
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	531,642
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/46	BB/P	1,150,000	955,760
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	4,000,000	4,010,898
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A2	1,000,000	1,051,739
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/51(T)	A2	3,000,000	2,886,930
4.00%, 12/1/42(T)	A2	5,250,000	5,220,548
4.00%, 12/1/41(T)	A2	4,000,000	3,986,920

			20,698,182
Tennessee (0.4%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	1,750,000	1,480,123

			1,480,123
Texas (11.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,013,315
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	540,453
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,573,895
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	200,000	217,516
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. B, 5.00%, 12/1/47(T)	AA+	9,000,000	10,061,730
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	250,185
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	1,002,109
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	B	2,500,000	2,541,847
(United Airlines, Inc.), 4.00%, 7/1/41	B-/F	1,250,000	1,138,184
La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35 (Prerefunded 8/15/24)	AAA/P	1,000,000	1,061,618
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,336,523
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	473,581
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	526,960
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,004,695
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	1,500,000	1,550,890
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	2,500,000	2,571,946
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/32	A3	1,000,000	1,105,737
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	1,250,000	1,265,463
TX State Trans. Comm. G.O. Bonds, 5.00% 10/1/44 (Prerefunded 10/1/24)(T)	AAA	8,000,000	8,547,200
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	318,972

			39,102,819
Utah (1.2%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,380,972
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	1,025,308
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	1,028,143
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	684,515

			4,118,938
Virginia (3.1%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,012,181
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	720,000	703,899
Front Royal & Warren Cnty., Indl. Dev. Auth. Rev. Bonds, (Valley Hlth. Oblig. Group), 4.00%, 1/1/50	A1	2,500,000	2,474,032
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	1,008,614
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	816,774
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Lexington Retirement Cmnty.), 4.00%, 1/1/48(WIS)	BBB-/F	1,310,000	1,121,575
(Lexington Retirement Cmnty.), 4.00%, 1/1/42(WIS)	BBB-/F	1,000,000	893,236
(Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	652,014
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	488,947
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	1,000,000	1,037,379
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	519,209

			10,727,860
Washington (3.0%)
Bellevue, G.O. Bonds
4.00%, 12/1/38	Aaa	1,000,000	1,062,248
4.00%, 12/1/34	Aaa	1,420,000	1,540,456
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	814,838
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	AA-	625,000	653,473
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	290,000	290,385
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	486,856
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	575,385
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,163,363	2,054,988
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,175,816
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/56	Ba2	1,130,000	1,132,368
5.00%, 7/1/50	Ba2	500,000	503,555

			10,290,368
Wisconsin (4.6%)
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	1,593,918
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,150,000	1,189,869
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,178,261
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	BBB	300,000	308,346
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	1,750,000	1,812,526
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	759,675
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	531,109
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,300,000	2,404,713
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	1,000,000	1,037,497
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	537,287
(St. John's Communities, Inc.), 4.00%, 9/15/45(WIS)	BBB-/F	650,000	589,851
(St. John's Communities, Inc.), 4.00%, 9/15/41(WIS)	BBB-/F	770,000	722,113
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds
(Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,831,391
(Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	379,581
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	949,219

			15,825,356

Total municipal bonds and notes (cost $480,208,809)			$462,112,363

SHORT-TERM INVESTMENTS (9.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	31,857,316	$31,857,316
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	740,000	740,000
U.S. Treasury Bills 2.136%, 9/6/22(SEG)		$100,000	99,791
U.S. Treasury Bills 1.132%, 8/4/22(SEG)		200,000	199,968

Total short-term investments (cost $32,897,087)			$32,897,075
TOTAL INVESTMENTS

Total investments (cost $513,105,896)			$495,009,438

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	27	$4,274,438	$4,274,438	Sep-22	$(4,701)
U.S. Treasury Note Ultra 10 yr (Short)	40	5,250,000	5,250,000	Sep-22	(60,715)

Unrealized appreciation					—

Unrealized (depreciation)					(65,416)

Total					$(65,416)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$4,000,000	$532,880	$—	9/13/22	—	3.63% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$532,880
Morgan Stanley & Co. International PLC
5,000,000	310,835	—	8/3/22	—	2.88% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	310,835

Upfront premium received		—	Unrealized appreciation			843,715

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$843,715

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $342,795,751.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$17,661,656	$101,164,532	$86,968,872	$111,099	$31,857,316

	Total Short-term investments	$17,661,656	$101,164,532	$86,968,872	$111,099	$31,857,316
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $295,699.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $93,711,358 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.33%, 2.36% and 2.79%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	29.3%
	Education	19.8
	Tax bonds	15.8
	Land	10.0
	Utilities	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $79,045,294 were held by the TOB trust and served as collateral for $49,596,395 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $163,988 for these investments based on an average interest rate of 0.57%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$462,112,363	$—
Short-term investments	740,000	32,157,075	—

Totals by level	$740,000	$494,269,438	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	(65,416)	—	—
Total return swap contracts	—	843,715	—

Totals by level	$(65,416)	$843,715	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$21,500,000
Centrally cleared total return swap contracts (notional)	$6,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com